Other Prepaid Expenses and Current Assets (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Value-added tax recoverable	$ 1,902,630	$ 5,071,701
Advances to suppliers	1,510,128	4,349,344
Prepaid income tax	140,365	79,963
Other prepaid expenses	3,348,179	2,643,921
Other prepaid expenses and current assets, net of allowance for doubtful accounts	$ 6,901,302	$ 12,144,929